LEASE LIABILITIES - (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Liabilities [Line Items]
Current portion	$ 22,058	$ 27,375
Non-current portion	4,055	5,896
Lease liabilities	26,113	33,271
Restatement [Member]
Lease Liabilities [Line Items]
Current portion	22,058	27,375
Non-current portion	4,055	5,896
Lease liabilities	$ 26,113	$ 33,271	$ 51,244